Basic and Diluted Net Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Diluted net earnings per share	1,275,275	804,438	200,000